FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Schedule of Sensitivity Analysis of Market Risk (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Increase (decrease) in earnings due to reasonably possible increase in price	$ (10)
Increase (decrease) in earnings due to reasonably possible decrease in price	10
Crude Oil
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price	(5)
Value of reasonably possible decrease in price	5
Natural Gas
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price	8
Value of reasonably possible decrease in price	(8)
Liquids (bpd)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price	(19)
Value of reasonably possible decrease in price	$ 19